Basis of Preparation of the Financial Statements (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Deferred revenue	$ 1,000	$ 100	[1]
Net of costs	5,195	6,397	[1]	$ 3,003
Retained earnings	$ (43,672)	(38,472)	[1]
According to IFRS 15 [Member]
Deferred revenue		(100)
Net of costs		6,397
Retained earnings		(38,742)
The change [Member]
Deferred revenue		(100)
Net of costs		5
Retained earnings		$ 95

[1]	Restated due to full retrospective method of adoption of IFRS 15, Revenue from Contracts with Customers, see Note 2E(2).